General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
General and Administrative Expenses
Occupancy expenses	SFr 250	SFr 243	SFr 305	SFr 493	SFr 578
IT, machinery, etc.	296	316	347	612	688
Provisions and losses	131	73	1,810	204	1,921
Travel and entertainment	95	89	90	184	171
Professional services	744	632	545	1,376	1,071
Amortization and impairment of other intangible assets	5	6	5	11	10
Other	407	379	339	786	692
General and administrative expenses	1,928	SFr 1,738	3,441	3,666	5,131
Bank
General and Administrative Expenses
General and administrative expenses	SFr 1,946		SFr 3,457	SFr 3,700	SFr 5,163